SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN	12 Months Ended
Dec. 31, 2020
Short-term Debt [Abstract]
SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN

NOTE 8:-SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN

a.Short-term bank credit and loans are classified as follows:

		Weighted average interest
	Currency	December 31,		December 31,
		2020	2019	2020	2019
		%

Short-term bank credit	USD	3.3	-	$8,326	$-
Short-term bank credit	INR	12.6	-	$2,816	$-
Current maturities of Long-term bank loan and other (c)	INR	12.6	-	$1,980	$-

b.As of December 31, 2020 and 2019, the Company had short-term and revolving credit lines of approximately $18,187 and $207 (out of which $11,142 and $0, respectively, were utilized as presented in the table above), respectively, from various banks (from banks in the U.S., Canada and India). As of December 31,2020, the credit lines deriving from the acquisitions of Lioli and Omicron (see also Note 1).

The Company's current credit lines, if not extended, will expire through 2021.

c.Including mainly current maturities of long-term bank loan, See also Note 15.